Intangible assets	12 Months Ended
Dec. 31, 2025
Intangible assets
Intangible assets

Note 4. Intangible assets

(in thousands of euros)	January 1, 2025	Increases	Decreases	December 31, 2025
Library of compounds	2,142	—	—	2,142
Software	1,806	—	(7)	1,798
Intangible assets in progress	—	153	—	153
Intangible assets, gross	3,947	153	(7)	4,094
Amortization and impairment of library of compounds	(2,141)	—	—	(2,141)
Amortization and impairment of software	(1,757)	(112)	—	(1,770)
Amortization and impairment	(3,899)	(112)	—	(3,911)
Intangible assets, net	48	41	(7)	182

(in thousands of euros)	January 1, 2024	Increases	Decreases	December 31, 2024
Library of compounds	2,142	—	—	2,142
Software	1,784	21	—	1,806
Intangible assets, gross	3,926	21	—	3,947
Amortization of library of compounds	(1,816)	(325)	—	(2,141)
Amortization of software	(1,568)	(189)	—	(1,757)
Amortization	(3,384)	(514)	—	(3,899)
Intangible assets, net	541	(493)	—	48

(in thousands of euros)	January 1, 2023	Increases	Decreases	December 31, 2023
Library of compounds	2,142	—	—	2,142
Software	1,590	194	—	1,784
Intangible assets, gross	3,732	194	—	3,926
Amortization of library of compounds	(1,651)	(165)	—	(1,816)
Amortization of software	(1,512)	(56)	—	(1,568)
Amortization	(3,164)	(221)	—	(3,384)
Intangible assets, net	568	(27)	—	541

During the 2025 financial year, changes in intangible assets mainly correspond to software implementation for €0.2 million.

No other impairment tests have been performed on intangible assets in the years ended December 31, 2025, 2024 and 2023.